Related Party Balances and Transactions - Convertible notes issued to related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Convertible notes issued to related parties	¥ 123,945	¥ 1,535,840
Serene View Investment Limited
Related Party Transaction [Line Items]
Convertible notes issued to related parties	101,927	614,926
Huang River Investment Limited
Related Party Transaction [Line Items]
Convertible notes issued to related parties	¥ 22,018	¥ 920,914